Share Capital (Dividends) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends paid, ordinary shares | $	$ 15.6
Dividends paid, ordinary shares per share | $ / shares	$ 0.01